Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) Customer LicensedCopyright ReportingUnit Segment	Dec. 31, 2018 USD ($) Customer LicensedCopyright ReportingUnit Segment	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Renminbi ("RMB") to per one U.S. dollar exchange rate	6.8755				6.8755
Allowance for doubtful accounts	¥ 94,856		¥ 24,686	¥ 19,719	$ 13,796			$ 3,590	¥ 21,913
Number of types of licensed copyrights | LicensedCopyright	2	2
Number of reporting unit | ReportingUnit	1	1
Goodwill impaired related to reporting unit	¥ 0		0
One-time reduction to opening balance of accumulated deficit			916,147
Barter transaction, gross operating revenue recognized	1,082,964	$ 157,511	762,741	382,478
Contract assets allowance for doubtful accounts	¥ 21,478				3,124
Longest expected length of revenue contracts	1 year	1 year
Sales tax and surcharges in cost of revenues	¥ 334,278	$ 48,619	1,272,295	823,749
Advertising expenses	2,268,753	$ 329,976	1,373,287	907,906
Cash and cash equivalents and restricted cash	¥ 6,760,447				983,266
Appreciation percentage	5.67%	5.67%
Number of operating segment | Segment	1	1
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets	¥ 1,414,549				205,738	¥ 832,302
ASC 606
Summary Of Significant Accounting Policies [Line Items]
One-time reduction to opening balance of accumulated deficit						¥ 916,147	$ 133,248
Value added taxes net against revenues	1,457,803	$ 212,029	981,567	630,787
ASC topic 926 | iQIYI Licensed Copyright
Summary Of Significant Accounting Policies [Line Items]
Barter transaction, gross operating revenue recognized	1,082,964	157,511	762,741	382,478
Barter transaction, costs recognized	1,026,140	$ 149,246	650,442	¥ 362,760
Online Payment Agencies
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	¥ 0		¥ 0		$ 0			$ 0
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance | Customer	0	0	1
Accounts Receivable and Contract Assets | Credit Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage	10.00%	10.00%	10.00%
Accounts Receivable and Contract Assets | Customer One | Credit Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage			10.00%